Capital Stock (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Capital Stock [Abstract]
Schedule of shares issued and outstanding

	Number of Common Shares	Amount
Balance, December 31, 2017	15,782,327	$125,734
Shares issued upon exercise of stock options (12(c))	206,885	654
Shares repurchased and cancelled under a normal course issuer bid (*)	(441,400)	(3,501)

Balance, December 31, 2018	15,547,812	$122,887
Shares issued upon exercise of stock options (12(c))	8,001	37
Shares repurchased and cancelled under a normal course issuer bid (*)	(751,800)	(5,955)
Shares repurchased and cancelled under a substantial issuer bid (2)	(4,000,000)	(31,605)

Balance, December 31, 2019	10,804,013	$85,364

(1)
On May 16, 2018, the Company announced that the
TSX-V
accepted the Company’s notice of its intention to make a normal course issuer bid (the “2018 NCIB”). Under the terms of the 2018 NCIB, the Company could have acquired up to an aggregate of 794,088 common shares, representing five percent of the common shares outstanding at the time of the application, over the twelve-month period that the 2018 NCIB was in place. The 2018 NCIB commenced on May 28, 2018 and ended on May 27, 2019. During the twelve months of the 2018 NCIB, the Company purchased and cancelled 771,900 common shares for a total cost of $5,085. The prices that the Company paid for the common shares purchased was the market price of the shares at the time of purchase.

On May 30, 2019, the Company announced that the
TSX-V
accepted the Company’s notice of intention to make an additional normal course issuer bid (the “2019 NCIB”). Under the terms of the 2019 NCIB, the Company may acquire up to an aggregate of 761,141 common shares, representing five percent of the common shares outstanding at the time of the application, over the twelve-month period that the 2019 NCIB is in place. The 2019 NCIB commenced on May 30, 2019 and will end on May 29, 2020, or on such earlier date as the Company may complete its maximum purchases allowed under the 2019 NCIB. From the commencement of the 2019 NCIB, the Company purchased and cancelled 421,300 common shares for a total cost of $2,081. The prices that the Company paid or will pay for common shares purchased was or will be the market price of the shares at the time of purchase.
During the year ended December 31, 2019, the Company repurchased and cancelled 751,800 (2018 – 441,400), common shares as a result of the 2018 NCIB and 2019 NCIB. The aggregate price paid for these common shares totaled $4,145 (2018—$3,021). During the year ended December 31, 2019 the Company recorded $1,812 (2018—$480) directly in its retained deficit representing the difference between the aggregate price paid for these common shares and a reduction of the Company’s share capital totaling $5,958 (2018—$3,501).

(2)
On December 20, 2019, the Company completed a Substantial Issuer Bid (“SIB”) pursuant to which the Company purchased 4,000,000 of its common shares for cancellation at a set purchase price of $6.50 per common share for a total purchase price of $26,000 in cash. The Company incurred an additional $138 on transaction costs related to the SIB for a total aggregate purchase price paid of $26,138. During the year ended December 31, 2019, the Company recorded $5,466 directly in its retained deficit representing the difference between the aggregate price paid for these common shares and a reduction of the Company’s share capital totaling $31,605.

Schedule of changes in stock options

Year ended December 31, 2019	Options	Weighted average exercise price
Balance, beginning of period	1,394,642	$3.91
Granted	262,000	4.95
Exercised	(8,001)	(2.45)
Forfeited, cancelled or expired	(220,233)	(6.75)

Balance, end of period	1,428,408	$3.67

Options exercisable, end of period	1,059,308	$2.88

Year ended December 31	2018		2017
	Options	Weighted average exercise price	Options	Weighted average exercise price
Balance, beginning of period	1,602,127	$3.58	1,387,000	$2.37
Granted	200,000	7.25	476,000	7.20
Exercised	(206,885)	(1.76)	(207,950)	(2.50)
Forfeited, cancelled or expired	(200,600)	(6.85)	(52,923)	(8.58)

Balance, end of period	1,394,642	$3.91	1,602,127	$3.58

Options exercisable, end of period	1,044,892	$2.80	1,231,127	$2.50

Schedule of contractual life of options outstanding

Range of exercise prices	Number outstanding	Weighted average remaining contractual life	Options outstanding weighted average exercise price	Number exercisable
$0.30	185,000	3.35 years	$0.30	185,000
$1.01 - $3.00	539,433	2.30 years	$1.59	539,433
$3.01 - $4.00	29,000	0.90 years	$3.90	29,000
$4.01 - $5.00	262,000	4.49 years	$4.95	52,400
$5.01 - $7.30	412,975	2.76 years	$7.08	253,475

$0.30 - $7.30	1,428,408	2.94 years	$3.67	1,059,308

Schedule of fair value of the options using the Black-Scholes option pricing model

Years ended December 31:	2019	2018	2017
Expected option life	4.4 years	4.4 years	4.5 years
Risk free interest rate	1.40%	1.92%-2.04%	1.71%
Dividend yield	n il	n il	nil
Expected volatility	47.10%	85.14%-93.72%	80.44%

Schedule of changes in warrants outstanding

Years ended December 31	2019		2018		2017
	Warrants	Weighted average exercise price	Warrants	Weighted average exercise price	Warrants	Weighted average exercise price
Balance, beginning of period	900,000	$6.50	900,000	$6.50	941,969	$6.31
Exercised	—	—	—	—	(41,969)	(2.20)

Balance, end of period	900,000	$6.50	900,000	$6.50	900,000	$6.50

Warrants exercisable, end of period	900,000	$6.50	900,000	$6.50	900,000	$6.50

Schedule of calculation of basic and diluted earnings per share

Year ended December 31	2019	2018	2017
Net (loss) earnings before discontinued operations	$(1.32)	$0.25	$0.74
Earnings from discontinued operations, net of tax	—	—	2.04

	$(1.32)	$0.25	$2.78

Year ended December 31	2019	2018	2017
Net (loss) earnings before discontinued operations	$(1.32)	$0.24	$0.63
Earnings from discontinued operations, net of tax	—	—	1.76

	$(1.32)	$0.24	$2.39

Schedule of basic and diluted earnings per share

Year ended December 31	2019	2018	2017
Net (loss) earnings before discontinued operations	$(19,786)	$3,926	$11,497
Earnings from discontinued operations, net of tax	—	—	31,924

	$(19,786)	$3,926	$43,421

Year ended December 31	201 9	2018	2017
Weighted average shares outstanding for basic (loss) earnings per share	14,998,540	15,791,396	15,636,853
Effects of dilution from:
Stock options	—	772,267	1,601,227
Warrants	—	—	900,000

Weighted average shares outstanding for diluted (loss) earnings per share	14,998,540	16,563,663	18,138,080